Debt and Financing Arrangements Net Financing Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Disclosure [Abstract]
Interest expense, net of capitalized interest costs	$ 288	$ 254	$ 255
Bank fees and bond cost amortization	23	18	21
Interest income	(9)	(10)	(19)
Net foreign exchange results for financing activities	(14)	(18)	(10)
Net financing charges	$ 288	$ 244	$ 247